NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes Payable	$ 897,998	$ 73,200
Less: Debt discount	(216,871)	0
Carrying Value	681,127	73,200
Less: Current portion	(626,610)	(73,200)
Notes payable and non-convertible debenture, net of current portion	54,417	0
December 2016 Debenture [Member]
Notes Payable	550,000	0
February 2016 Debenture [Member]
Notes Payable	347,998	0
July 2015 Debenture [Member]
Notes Payable	$ 0	$ 73,200